Consolidated Statements of Operations (Parentheticals) - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Marketing and selling expenses	$ 153,385	$ 15,185
General and administrative expenses	$ 156,454	$ 41,894